ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS - Schedule of Advance to Suppliers (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current:
Prepayments for materials purchased	$ 434	$ 0
Non-current:
Prepayments for AI equipment	21,566,906	0
Total	$ 21,567,340	$ 0